Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 8:-	SUBSEQUENT EVENTS
On July 9, 2026, Company’s shareholders meeting approved the grant of options and warrants to Directors of the Company, see also Note 5.